Warrants and Share-based Payment (Tables)	6 Months Ended
Jun. 30, 2020
Statement [LineItems]
Summary of Warrant Compensation Cost
Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Three Months Ended June 30,		Six month ended June 30,
	2020	2019	2020	2019
	(EUR’000)		(EUR’000)
Research and development costs	8,168	5,244	17,058	10,179
Selling, general, and administrative expenses	5,247	3,451	11,306	7,951

Total warrant compensation costs	13,415	8,695	28,364	18,130

Warrants [member]
Statement [LineItems]
Summary of Warrant Activity
The following table specifies the warrant activity during the six months ended June 30, 2020:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2020	5,820,211	46.36

Granted during the period	403,600	123.76
Exercised during the period	(359,945)	26.69
Forfeited during the period	(75,476)	45.70
Expired during the period	—	—

Outstanding at June 30, 2020	5,788,390	52.99

Vested at June 30, 2020	2,967,550	31.31